Summary of Significant Accounting Policies - Schedule Of Revenue (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule Of Revenue [Line Items]
Total net revenues		$ 417,714	$ 225,710
Self-mining [Member]
Schedule Of Revenue [Line Items]
Total net revenues		315,226	96,538
Co-mining [Member]
Schedule Of Revenue [Line Items]
Total net revenues		34,002
Cloud hash rate [Member]
Schedule Of Revenue [Line Items]
Total net revenues		7,425	51
General hosting [Member]
Schedule Of Revenue [Line Items]
Total net revenues		8,226	18,960
Membership hosting [Member]
Schedule Of Revenue [Line Items]
Total net revenues		26,529	30,868
AI cloud services [Member]
Schedule Of Revenue [Line Items]
Total net revenues		17,689	2,691
Others [Member]
Schedule Of Revenue [Line Items]
Total net revenues	[1]	2,943	2,905
Sale of mining rigs and accessories [Member]
Schedule Of Revenue [Line Items]
Total net revenues		4,087	73,554
Others [Member]
Schedule Of Revenue [Line Items]
Total net revenues	[2]	$ 1,587	$ 143

[1]	Other service revenues primarily comprise revenue from the provision of technical and human resources services, repair services for hosted mining rigs, the leasing of property, plant and equipment, and cloud hosting arrangements.
[2]	Other product revenues primarily comprise revenue from the sale of mining rig peripherals and containerized solution products.